Condensed Consolidated Statement of Cash Flows - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (4,861,190)	$ (12,401,958)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(4,193)	(17,229)
Formation costs paid by Sponsor in exchange for Founder shares	6,606
Change in fair value of warrant liability	3,090,130	8,842,864
Transaction costs allocable to warrant liabilities	768,391
Changes in operating assets and liabilities:
Prepaid expenses	(234,959)	49,000
Accounts payable and accrued expenses	893,415	3,210,816
Net cash (used in) operating activities	(341,800)	(316,507)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(207,372,020)
Net cash used in investing activities	(207,372,020)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	203,224,580
Proceeds from sale of Private Placements Warrants	6,147,440
Repayment of promissory note—related party	(82,729)
Payment of offering costs	(397,793)
Net cash provided by financing activities	208,891,498
Net Change in Cash	1,177,678	(316,507)
Cash – Beginning of period		1,177,678
Cash – End of period	1,177,678	861,171
Non-Cash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	(1,760,900)	$ (12,401,950)
Initial classification of Class A ordinary shares subject to possible redemption	174,883,010
Initial classification of warrant liabilities	20,960,000
Deferred underwriting fee payable	7,258,021
Payment of offering costs through promissory note	82,729
Offering costs paid by Sponsor in exchange for issuance of Founder shares	18,394
Offering costs included in accrued offering costs	2,230
Forfeiture of Founder Shares	$ (57)